Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary shares	Treasury shares	Pre- funded warrants	Additional paid- in capital	Accumulated deficit	Total
Balance at Dec. 31, 2020			$ (41)		$ 54,225	$ (48,536)	$ 5,648
Balance (in Shares) at Dec. 31, 2020		20,218,220	(5,434)
Issuance of ordinary shares, net	[1]				14,586		15,586
Issuance of ordinary shares, net (in Shares)	[1]	11,485,697
Cancelation of treasury shares			$ 41
Cancelation of treasury shares (in Shares)			5,434
Share-based compensation related to options granted					184		184
Options exercised					56		56
Options exercised (in Shares)		69,018
Loss for the period						(3,847)	(3,847)
Balance at Jun. 30, 2021					69,010	(52,383)	16,627
Balance (in Shares) at Jun. 30, 2021		31,772,935
Balance at Dec. 31, 2021					85,389	(58,431)	26,958
Balance (in Shares) at Dec. 31, 2021		35,780,335		1,034,000
Share-based compensation related to options granted					885		885
Options exercised
Options exercised (in Shares)		219
Pre- funded warrants exercised					1		1
Pre- funded warrants exercised (in Shares)		1,034,000		(1,034,000)
Loss for the period						(8,968)	(8,968)
Balance at Jun. 30, 2022					$ 86,275	$ (67,399)	$ 18,876
Balance (in Shares) at Jun. 30, 2022		36,814,554

[1]	Net of issuance cost of approximately $414